Income taxes (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Income Tax Expense

	2021	2020	2019
Current taxes expense -
Current period	$(8,892)	$(14,032)	$(55,847)
Adjustment for prior period	2,397	162	693

	$(6,495)	$(13,870)	$(55,154)
Deferred taxes expenses -
Origination and reversal of temporary differences	(3,991)	37,587	8,717

Total income tax	$(10,486)	$23,717	$(46,437)

Summary of Balances of Deferred Taxes
The balances of deferred taxes are as follows:

	Statement		Statement of
	of financial position		profit or loss
	2021	2020	2021	2020	2019
Deferred tax liabilities

Maintenance deposits	$(17,918)	$(23,891)	$(5,973)	$(5,972)	$—
Prepaid dividend tax	(2,003)	—	2,003	(7,403)	(1,456)
Property and equipment	1,502	2,108	606	(5,004)	(4,500)
Other	(1,879)	(1,500)	379	(3,190)	(1)
Set off tax	1,516	1,093	(423)	362	414

	$(18,782)	$(22,190)	$(3,408)	$(21,207)	$(5,543)
Deferred tax assets
Provision for return conditions	$8,564	$12,665	$4,101	$(2,570)	$(2,959)
Air traffic liability	2,462	2,486	24	(447)	(247)
Other provisions	2,109	624	(1,485)	6,202	(2,139)
Tax loss	16,577	20,913	4,336	(19,203)	2,585
Set off tax	(1,516)	(1,093)	423	(362)	(414)

	$28,196	$35,595	$7,399	$(16,380)	$(3,174)

	$9,414	$13,405	$3,991	$(37,587)	$(8,717)

Summary of Reconciliation of Effective Tax Rate
Reconciliation of the effective tax rate is as follows:

	Tax rate	2021	Tax rate	2020	Tax rate	2019
Net profit (loss)		$43,844		$(607,062)		$247,002
Total income tax expense		10,486		(23,717)		46,437

Profit excluding income tax		54,330		(630,779)		293,439

Income taxes at Panamanian statutory rates	25.0%	13,583	25.0%	(157,695)	25.0%	73,360

Stations - Taxable / Panama	15.4%	8,379	(13.2%)	83,071	(13.7%)	(40,205)
Stations - Taxable / Non Panama	10.3%	5,605	(1.5%)	9,850	2.4%	7,043
Stations - Non Taxable / Non Panama	(27.0%)	(14,684)	(5.3%)	33,728	(4.9%)	(14,444)
Dividend tax	0.0%	—	(1.2%)	7,491	7.2%	21,376
(Over) under provided in prior periods	(4.4%)	(2,397)	0.0%	(162)	(0.2%)	(693)

Provision for income taxes	(19.3%)	$10,486	3.8%	$(23,717)	15.8%	$46,437